Income Taxes (Details) - Schedule of Reconcilation of Tax Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconcilation of Tax Expense [Abstract]
Tax expense (benefit) at statutory rate, amount	$ (2,229,000)	$ (3,193,000)
Tax expense (benefit) at statutory rate, percentage	21.00%	21.00%
State income tax expense (benefit), net of federal tax effect, amount	$ (377,000)	$ (162,000)
State income tax expense (benefit), net of federal tax effect, percentage	3.60%	1.10%
Change in valuation allowance on deferred tax assets, amount	$ 2,360,000	$ 3,355,000
Change in valuation allowance on deferred tax assets, percentage	(22.20%)	(22.10%)
Stock award forfeiture, amount	$ 440,000
Stock award forfeiture, percentage	(4.30%)	0.00%
Change in deferred tax rate, amount	$ (102,000)
Change in deferred tax rate, percentage	1.00%	0.00%
Return to provision adjustments, amount	$ (92,000)
Return to provision adjustments, percentage	0.90%	0.00%
Income tax expense (benefit), amount
Income tax expense (benefit), percentage	0.00%	0.00%